Property, Plant and Equipment, net (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Property, Plant and Equipment, net
Less: accumulated depreciation		$ (307)	$ (70)	$ (1,110)
Property, plant and equipment, net		3,262	253	5,115
Depreciation expense	$ 59	307	66
Computer equipment
Property, Plant and Equipment, net
Property, plant and equipment, gross		739	128	1,103
Furniture and fixtures
Property, Plant and Equipment, net
Property, plant and equipment, gross		442	43	626
Laboratory equipment
Property, Plant and Equipment, net
Property, plant and equipment, gross		1,357	13	2,009
Software
Property, Plant and Equipment, net
Property, plant and equipment, gross		359	36	736
Leasehold improvements
Property, Plant and Equipment, net
Property, plant and equipment, gross		$ 672	$ 103	$ 1,447